Debt Arrangements (Details) - Schedule of maturities of debt	Mar. 31, 2023 USD ($)
Schedule of Maturities of Debt [Abstract]
2023 (remaining)
2024
2025	55,000
Total future payments on debt obligations	$ 55,000